Note 5 - Long-term Bank Loans - Summary of Future Annual Loan Repayments for Long-term Debt (Details)	Jun. 30, 2022 USD ($)
2023	$ 23,240,000
2024	8,640,000
2025	10,490,000
2026	4,080,000
2027	16,750,000
Thereafter	8,600,000
Total	$ 71,800,000